Annual Total Returns (Conservative Allocation Portfolio - Conservative Allocation Portfolio Annuity) (Conservative Allocation Portfolio, Conservative Allocation Portfolio - Conservative Allocation Portfolio)
12 Months Ended
Dec. 31, 2014
Conservative Allocation Portfolio | Conservative Allocation Portfolio - Conservative Allocation Portfolio
Annual Total Return
2014	6.91%
2013	9.06%
2012	9.25%